DEBT (Details) - 14% Greenhouse Mortgage - USD ($)	1 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2016	Jul. 29, 2015	Oct. 30, 2014	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Jan. 31, 2014
DEBT (Details) - 14% Greenhouse Mortgage [Line Items]
Repayments of Convertible Debt	$ 153,189
Debt Conversion, Converted Instrument, Amount						$ 550,000
Amortization of Debt Discount (Premium)				$ 1,134,432	$ 327,455
Convertible Debt						$ 50,000
Debt Instrument, Interest Rate, Effective Percentage				14.00%			8.50%
Investment Warrants, Exercise Price (in Dollars per share)						$ 0.78
The Greenhouse [Member] | 14% Convertible Note [Member]
DEBT (Details) - 14% Greenhouse Mortgage [Line Items]
Repayments of Convertible Debt	350,000
Debt Conversion, Converted Instrument, Amount	250,000
Amortization of Debt Discount (Premium)	$ 13,280
Convertible Debt			$ 600,000
Debt Instrument, Interest Rate, Effective Percentage			14.00%
Debt Conversion, Converted Instrument, Shares Issued (in Shares)		225,000	600,000
Investment Warrants, Exercise Price (in Dollars per share)		$ 1.20	$ 4.40